Shareholder Report, Holdings (Details) - C000247041	Jun. 30, 2026
595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	98.30%
Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
ABBV C250_20260824_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.70%
12504L109Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
35671D857Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
26441C204Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
969457100Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
02209S103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
949746101Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
43849R105Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
031162100Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
548661107Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
00206R102Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
69608A108Technology
Holdings [Line Items]
Percent of Net Asset Value	42.30%